DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Revenue	$ 447,304	$ 983,110	$ 845,402	$ 2,084,616	$ 3,297,916	$ 7,309,996
Discontinued operations for IST
Revenue					107,639
Revenue					1,090,047
Net loss					$ (557)
Net liabilities of IST recognized gain on disposal of discontinued operations							$ 126,101